Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
AdvisorShares FolioBeyond Smart Core Bond ETF (Prospectus Summary) | AdvisorShares FolioBeyond Smart Core Bond ETF | AdvisorShares FolioBeyond Smart Core Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB